Basis of Presentation and Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrants	$ 1,254	$ 1,892	$ 0
Level 1 | Public Warrants
Liabilities:
Warrants	694	1,047
Level 2 | Private Warrants
Liabilities:
Warrants	$ 560	$ 845